Prepaid expenses and other receivables and assets	12 Months Ended
Dec. 31, 2024
Prepaid Expenses Deposits And Other Assets [Abstract]
Prepaid expenses and other receivables	Prepaid expenses and other receivables

	As at
	December 31, 2024	December 31, 2023
Prepaid expenses	1,551	1,308
Accounts receivable	2,498	2,834
Brokerage firm receivables	5,287	7,023
Deposits and other receivables	1,706	1,902
Total	11,042	13,067

Accounts receivable of $2,498 as at December 31, 2024 of which $1,911 is current and $587 is greater than 30 days. The amounts presented are net of $849 as an allowance for doubtful accounts.